CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (27,905,000)	$ (13,413,000)	$ (1,719,000)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	2,294,000	2,205,000	2,116,000
Bad debt written-off	184,000	0	0
Impairment loss of property, plant and equipment	13,444,000
Deferred income taxes	(1,574,000)	(261,000)	(250,000)
(Reversal of impairment loss) impairment loss of trade receivables	(241,000)	243,000
(Reversal of impairment loss) impairment loss of loan and interest receivables	(453,000)	3,468,000	(49,000)
Impairment loss (reversal of impairment loss) of other receivables, prepayments and deposits	99,000	2,000	(131,000)
Loss on change in fair value of convertible notes		7,690,000
Change in operating assets and liabilities
Trade receivables	737,000	(501,000)	(2,000)
Loan receivables	6,349,000	2,622,000	(7,080,000)
Other receivables and prepayments	(3,685,000)	4,000	(113,000)
Interest receivables	(685,000)	(121,000)	(37,000)
Accounts payable	(408,000)	278,000
Customer deposits			(83,000)
Other payables and accrued liabilities	13,035,000	(616,000)	1,018,000
Deferred Revenue		87,000
Taxes payable	(384,000)	268,000	(208,000)
Net cash provided by (used in) operating activities	807,000	1,955,000	(6,538,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(117,000)	(251,000)	(221,000)
Proceeds from acquisition of subsidiaries, net of cash acquired		743,000
Payment on long-term investments	(8,990,000)
Proceeds from refund of deposit for acquisition of a subsidiary			5,000,000
Net cash (used in) provided by investing activities	(9,107,000)	492,000	4,779,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan			1,282,000
Repayment of short-term loan			(1,282,000)
Proceeds from loan due to a shareholder		385,000	1,923,000
Repayment of loan due to a shareholder	(1,538,000)	(769,000)
Proceeds from shares issuance	12,645,000
Payments on repurchase of shares	(3,960,000)
Net cash provided by (used in) financing activities	7,147,000	(384,000)	1,923,000
EFFECT OF EXCHANGE RATE ON CASH	(1,000)	(3,000)	(1,000)
(DECREASE) INCREASE IN CASH	(1,154,000)	2,060,000	163,000
Cash and cash equivalent, beginning of year	5,173,000	3,113,000	2,950,000
Cash and cash equivalent, end of year	4,019,000	5,173,000	3,113,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest			62,000
Cash paid for income taxes	$ 94,000	35,000	$ 318,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible note issued for acquisition of subsidiaries		$ 13,400,000